Other Equity Instruments - Summary of Other Equity Instruments Basic Information (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Other equity instruments, Beginning balance	¥ 7,791
Other equity instruments, Ending balance	7,791
Core tier 2 capital securities [member]
Other equity instruments, Beginning balance	7,791
Other equity instruments, Ending balance	¥ 7,791